Share-Based Compensation - Summary of SARs Outstanding (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SARs, Beginning Balance	8,594
SARs, Granted	1,073
SARs, Exercised	(1,728)
SARs, Forfeited, canceled or expired	(87)
SARs, Ending Balance	7,852
SARs, Vested and expected to vest at ending balance	7,562
SARs, Exercisable at ending balance	4,950
SARs, Weighted Average Exercise Price, Beginning balance	$ 73.52
SARs, Weighted Average Exercise Price, Granted	$ 108.89
SARs, Weighted Average Exercise Price, Exercised	$ 72.56
SARs, Weighted Average Exercise Price, Forfeited, canceled or expired	$ 80.30
SARs, Weighted Average Exercise Price, Ending balance	$ 78.49
SARs, Weighted Average Exercise Price, Vested and expected to vest	$ 78.16
SARs, Weighted Average Exercise Price, Exercisable	$ 73.40
SARs, Weighted Average Remaining Contractual Term	6 years 1 month 17 days
SARs, Weighted Average Remaining Contractual Term, Vested and expected to vest	6 years 22 days
SARs, Weighted Average Remaining Contractual Term, Exercisable	4 years 11 months 23 days
SARs, Aggregate Intrinsic Value	$ 277
SARs, Aggregate Intrinsic Value, Vested and expected to vest	270
SARs, Aggregate Intrinsic Value, Exercisable	$ 200